Tax-Managed Small-Cap Portfolio

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 3.6%
Hexcel Corp.	50,536	$4,131,824
Mercury Systems, Inc.(1)	31,908	2,601,140

		$6,732,964

Auto Components — 1.6%
Dorman Products, Inc.(1)	25,709	$1,847,963
Visteon Corp.(1)	16,217	1,068,376

		$2,916,339

Banks — 7.6%
Columbia Banking System, Inc.	60,791	$2,292,429
Community Bank System, Inc.	22,631	1,493,420
First Citizens BancShares, Inc., Class A	5,217	2,436,443
Sterling Bancorp	147,699	3,227,223
Stock Yards Bancorp, Inc.	57,349	2,193,599
Wintrust Financial Corp.	34,240	2,449,530

		$14,092,644

Biotechnology — 0.8%
Ligand Pharmaceuticals, Inc.(1)	17,041	$1,559,422

		$1,559,422

Building Products — 2.4%
CSW Industrials, Inc.	14,684	$1,036,837
Trex Co., Inc.(1)	42,823	3,500,780

		$4,537,617

Capital Markets — 1.0%
Cohen & Steers, Inc.	36,960	$1,935,595

		$1,935,595

Chemicals — 4.7%
Balchem Corp.	28,038	$2,877,820
NewMarket Corp.	6,659	2,807,501
Valvoline, Inc.	152,913	3,087,314

		$8,772,635

Commercial Services & Supplies — 3.1%
Brink’s Co. (The)	36,930	$3,329,609
Viad Corp.	33,862	2,341,218

		$5,670,827

Distributors — 0.6%
Pool Corp.	5,726	$1,084,333

		$1,084,333

Diversified Consumer Services — 3.7%
Grand Canyon Education, Inc.(1)	35,631	$3,875,584
ServiceMaster Global Holdings, Inc.(1)	58,007	3,087,712

		$6,963,296

Security	Shares	Value
Electric Utilities — 1.6%
ALLETE, Inc.	33,231	$2,889,435

		$2,889,435

Electrical Equipment — 1.3%
EnerSys	36,707	$2,500,114

		$2,500,114

Energy Equipment & Services — 0.6%
Oceaneering International, Inc.(1)	70,191	$1,084,451

		$1,084,451

Equity Real Estate Investment Trusts (REITs) — 8.1%
CubeSmart	79,228	$2,689,791
EastGroup Properties, Inc.	25,850	3,114,408
Healthcare Realty Trust, Inc.	101,464	3,244,819
Rexford Industrial Realty, Inc.	75,274	3,116,344
STORE Capital Corp.	84,117	2,877,642

		$15,043,004

Food & Staples Retailing — 1.3%
BJ’s Wholesale Club Holdings, Inc.(1)	66,044	$1,555,997
Performance Food Group Co.(1)	21,477	941,766

		$2,497,763

Food Products — 1.5%
J&J Snack Foods Corp.	5,515	$1,024,908
Lancaster Colony Corp.	4,947	770,842
Nomad Foods, Ltd.(1)	41,202	917,568

		$2,713,318

Gas Utilities — 1.8%
ONE Gas, Inc.	36,122	$3,293,604

		$3,293,604

Health Care Equipment & Supplies — 6.7%
Haemonetics Corp.(1)	20,861	$2,546,711
ICU Medical, Inc.(1)	18,477	4,701,288
Integra LifeSciences Holdings Corp.(1)	38,713	2,454,017
Masimo Corp.(1)	6,156	971,724
Wright Medical Group NV(1)	59,964	1,730,561

		$12,404,301

Health Care Providers & Services — 5.1%
Addus HomeCare Corp.(1)	25,911	$2,088,167
Amedisys, Inc.(1)	19,474	2,685,270
Chemed Corp.	6,968	2,824,758
R1 RCM, Inc.(1)	154,879	1,948,378

		$9,546,573

Hotels, Restaurants & Leisure — 1.6%
Choice Hotels International, Inc.	35,161	$3,017,165

		$3,017,165

Insurance — 5.8%
AMERISAFE, Inc.	23,939	$1,557,471
First American Financial Corp.	39,585	2,288,805
Horace Mann Educators Corp.	59,801	2,597,756

Security	Shares	Value
Kinsale Capital Group, Inc.	15,379	$1,381,957
RLI Corp.	16,034	1,445,144
Selective Insurance Group, Inc.	19,966	1,501,443

		$10,772,576

Interactive Media & Services — 0.3%
Eventbrite, Inc., Class A(1)	31,381	$555,130

		$555,130

IT Services — 4.3%
CSG Systems International, Inc.	53,391	$2,735,755
Euronet Worldwide, Inc.(1)	25,711	4,008,602
NIC, Inc.	64,531	1,170,592

		$7,914,949

Machinery — 5.1%
Mueller Water Products, Inc., Class A	288,484	$2,933,882
RBC Bearings, Inc.(1)	12,557	2,042,899
Welbilt, Inc.(1)	46,766	767,898
Woodward, Inc.	32,882	3,684,099

		$9,428,778

Marine — 1.5%
Kirby Corp.(1)	34,733	$2,721,678

		$2,721,678

Oil, Gas & Consumable Fuels — 1.1%
Gulfport Energy Corp.(1)	134,114	$506,951
Jagged Peak Energy, Inc.(1)	73,586	540,121
PDC Energy, Inc.(1)	32,244	926,370

		$1,973,442

Pharmaceuticals — 2.1%
Catalent, Inc.(1)	67,472	$3,811,493

		$3,811,493

Road & Rail — 1.3%
Landstar System, Inc.	21,576	$2,400,762

		$2,400,762

Software — 9.7%
ACI Worldwide, Inc.(1)	150,721	$5,058,197
Altair Engineering, Inc., Class A(1)	97,001	4,036,211
CDK Global, Inc.	40,453	2,098,297
Envestnet, Inc.(1)	28,424	2,029,758
RealPage, Inc.(1)	76,600	4,785,968

		$18,008,431

Specialty Retail — 2.7%
Hudson, Ltd., Class A(1)	60,728	$776,104
Monro, Inc.	23,461	1,975,651
National Vision Holdings, Inc.(1)	70,668	2,232,402

		$4,984,157

Textiles, Apparel & Luxury Goods — 3.2%
Columbia Sportswear Co.	28,214	$2,990,120
Gildan Activewear, Inc.	74,343	2,926,884

		$5,917,004

Security	Shares	Value
Thrifts & Mortgage Finance — 0.8%
Essent Group, Ltd.(1)	31,977	$1,476,058

		$1,476,058

Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.	47,792	$2,907,665

		$2,907,665

Water Utilities — 0.4%
Middlesex Water Co.	12,351	$773,543

		$773,543

Total Common Stocks (identified cost $136,164,744)		$182,901,066

Short-Term Investments — 1.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(2)	2,014,835	$2,014,835

Total Short-Term Investments (identified cost $2,014,643)		$2,014,835

Total Investments — 99.7% (identified cost $138,179,387)		$184,915,901

Other Assets, Less Liabilities — 0.3%		$588,832

Net Assets — 100.0%		$185,504,733

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $44,155.

The Portfolio did not have any open derivative instruments at July 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$182,901,066	*	$—	$—	$182,901,066
Short-Term Investments	—		2,014,835	—	2,014,835
Total Investments	$182,901,066		$2,014,835	$—	$184,915,901

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.